UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended March 31, 2011

Check here if Amendment (  );	Amendment Number:
This Amendment (Check only one.):	( ) is a restatement.
					( ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Capital Investment Services of America, Inc.
Address:	700 N. Water Street
		Suite 325
		Milwaukee, Wisconsin  53202

13F File Number: 28-1931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert W. Stroshine
Title:	Principal
Phone:	414-278-7744
Signature, Place, and Date of Signing:
Robert W. Stroshine  Milwaukee, Wisconsin  April 8, 2011

Report Type (Check only one.):
(X) 13F Holdings Report.
( ) 13F Notice.
( ) 13F Combination Report.

Form 13F Summary Page

Report Summary:

Form 13F Information Table Entry Total:	57

Form 13F Information Table Value Total:	$300,261

Number of Other Included Managers:	0

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
iSHARES TR DJ US ENERGY                         464287796      239  5251.00 SH       SOLE                  5251.00
A F L A C INC                  com              001055102     7400 140908.21SH       SOLE                140908.21
A T & T INC NEW                com              00206R102      252  8190.00 SH       SOLE                  8190.00
ABBOTT LABORATORIES            com              002824100      288  5876.00 SH       SOLE                  5876.00
ADOBE SYSTEMS INC              com              00724f101     5378 163225.00SH       SOLE                163225.00
ALBERTO CULVER CO NEW          com              013078100     6198 166424.53SH       SOLE                166424.53
AMETEK INC NEW                 com              031100100     6936 160183.00SH       SOLE                160183.00
ANSYS INC                      com              03662q105     8517 157816.00SH       SOLE                157816.00
APOLLO GROUP INC CL A          com              037604105     5348 129170.00SH       SOLE                129170.00
AUTO DATA PROCESSING           com              053015103     8751 171078.67SH       SOLE                171078.67
BALCHEM CORP                   com              057665200     5895 159845.00SH       SOLE                159845.00
BB&T CORPORATION               com              054937107     7928 286215.00SH       SOLE                286215.00
BERKSHIRE HATHAWAY B NEW CLASS com              846702074      402  4700.00 SH       SOLE                  4700.00
C H ROBINSON WORLDWD NEW       com              12541W209     8165 111676.56SH       SOLE                111676.56
CERNER CORP                    com              156782104     5432 49254.00 SH       SOLE                 49254.00
CISCO SYSTEMS INC              com              17275r102     6334 365513.00SH       SOLE                365513.00
COVANCE INC                    com              222816100     7914 144648.00SH       SOLE                144648.00
DANAHER CORP DEL               com              235851102    11043 212526.26SH       SOLE                212526.26
ECOLAB INC                     com              278865100     8694 172851.20SH       SOLE                172851.20
ENTERPRISE PRD PRTNRS LP       com              293792107      604 14006.60 SH       SOLE                 14006.60
EXPEDITORS INTL WASH           com              302130109     7855 157769.00SH       SOLE                157769.00
EXXON MOBIL CORPORATION        com              30231g102     1036 12267.00 SH       SOLE                 12267.00
FASTENAL CO                    com              311900104      455  7050.00 SH       SOLE                  7050.00
FISERV INC                     com              337738108    11410 182357.00SH       SOLE                182357.00
GENERAL ELECTRIC COMPANY       com              369604103      536 26648.00 SH       SOLE                 26648.00
GOOGLE INC CLASS A             com              38259p508     6679 11479.00 SH       SOLE                 11479.00
ILLINOIS TOOL WORKS INC        com              452308109     9250 172741.32SH       SOLE                172741.32
INTEL CORP                     com              458140100      249 12184.00 SH       SOLE                 12184.00
JOHNSON & JOHNSON              com              478160104     1492 25134.00 SH       SOLE                 25134.00
KINDER MORGAN ENERGY LP UNIT L com              494550106      531  7150.00 SH       SOLE                  7150.00
LOWES COMPANIES INC            com              548661107      267  9900.00 SH       SOLE                  9900.00
MARSHALL & ILSLEY CP NEW       com              571837103      508 63751.00 SH       SOLE                 63751.00
MC DONALDS CORP                com              580135101      212  2800.00 SH       SOLE                  2800.00
MEDTRONIC INC                  com              585055106      438 11131.00 SH       SOLE                 11131.00
MICROSOFT CORP                 com              594918104     7891 308139.72SH       SOLE                308139.72
NBT BANCORP                    com              628778102      422 18711.00 SH       SOLE                 18711.00
NORTHERN TRUST CORP            com              665859104     7122 139324.00SH       SOLE                139324.00
OMNICOM GROUP INC              com              681919106      381  7800.00 SH       SOLE                  7800.00
ORACLE CORPORATION             com              68389X105     8687 262839.14SH       SOLE                262839.14
PAYCHEX INC                    com              704326107     7437 237539.20SH       SOLE                237539.20
PEPSICO INCORPORATED           com              713448108     7649 117592.00SH       SOLE                117592.00
PFIZER INCORPORATED            com              717081103      423 20801.00 SH       SOLE                 20801.00
PRIVATEBANCORP INC             com              742962103     5741 375741.48SH       SOLE                375741.48
PROCTER & GAMBLE               com              742718109     8076 130324.44SH       SOLE                130324.44
QUALCOMM INC                   com              747525103     8846 162284.00SH       SOLE                162284.00
RESMED INC                     com              761152107     7234 241529.00SH       SOLE                241529.00
ROVI CORP.                     com              779376102     5520 100760.00SH       SOLE                100760.00
SCHLUMBERGER LTD F             com              806857108     9474 101163.64SH       SOLE                101163.64
STARBUCKS CORP                 com              855244109     6214 169240.00SH       SOLE                169240.00
STERICYCLE INC                 com              858912108     9828 111459.00SH       SOLE                111459.00
STRATASYS INC                  com              862685104     7155 151369.00SH       SOLE                151369.00
STRYKER CORP                   com              863667101     6255 102940.51SH       SOLE                102940.51
SYSCO CORPORATION              com              871829107      392 14135.00 SH       SOLE                 14135.00
TARGET CORPORATION             com              87612E106     7424 147706.96SH       SOLE                147706.96
U S BANCORP DEL NEW            com              902973304     8082 302911.97SH       SOLE                302911.97
WALGREEN COMPANY               com              931422109     7972 199298.38SH       SOLE                199298.38
WATERS CORP                    com              941848103     9397 108249.00SH       SOLE                108249.00